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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

260 Madison Avenue, 8th Floor New York, New York	10016
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC    260 Madison Avenue, 8th Floor    New York, NY 10016

(Name and address of agent for service)

Registrant's telephone number, including area code:  (646) 881-4985

Date of fiscal year end:         December 31, 2010

Date of reporting period:        March 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.96%
CLOSED-END FUNDS - 9.62%
CORE - 4.72%
Adams Express Company (The) (a)	59,400	$626,670
Liberty All-Star Equity Fund	37,000	175,750
Royce Micro-Cap Trust, Inc.	8,200	67,158
Royce Value Trust, Inc.	8,000	94,720
		964,298
HIGH CURRENT YIELD (LEVERAGED) - 0.13%
First Trust Strategic High Income Fund	8,000	26,160

OPTION ARBITRAGE/OPTIONS STRATEGIES - 1.47%
NFJ Dividend, Interest & Premium Strategy Fund	19,000	300,580

REAL ESTATE - 0.45%
Cohen & Steers Quality Income Realty Fund, Inc.	13,000	92,690

SECTOR EQUITY - 2.53%
H&Q Healthcare Investors	14,400	184,608
H&Q Life Sciences Investors	9,000	92,520
John Hancock Bank and Thrift Opportunity Fund	14,200	238,702
		515,830
U.S. MORTGAGE - 0.32%
BlackRock Income Trust, Inc.	9,896	64,918

TOTAL CLOSED-END FUNDS		1,964,476

CONSUMER DISCRETIONARY - 8.84%
Amazon.com, Inc. *	1,000	135,730
Bed Bath & Beyond, Inc. *	2,500	109,400
Carnival Corporation	2,500	97,200
Comcast Corporation - Class A	2,012	37,866
Comcast Corporation - Special Class A	4,250	76,373
DIRECTV Group, Inc. (The) - Class A *	4,000	135,240
Ford Motor Company *	5,000	62,850
Gap, Inc. (The)	2,500	57,775
Home Depot, Inc. (The)	5,000	161,750

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

CONSUMER DISCRETIONARY (Continued)
Mattel, Inc.	1,500	$34,110
News Corporation - Class B ^	2,500	42,525
NIKE, Inc. - Class B	2,500	183,750
Starbucks Corporation	2,500	60,675
Target Corporation	1,500	78,900
Time Warner Cable, Inc.	669	35,664
Time Warner, Inc.	2,666	83,366
TJX Companies, Inc. (The)	2,500	106,300
Viacom, Inc. - Class B *	1,000	34,380
Walt Disney Company (The)	5,000	174,550
Yum! Brands, Inc.	2,500	95,825
		1,804,229
CONSUMER STAPLES - 10.40%
Altria Group, Inc.	5,000	102,600
Coca-Cola Company (The)	5,000	275,000
Coca-Cola Enterprises	2,500	69,150
Colgate-Palmolive Company	1,000	85,260
ConAgra Foods, Inc.	2,500	62,675
General Mills, Inc.	1,500	106,185
H.J. Heinz Company	2,700	123,147
PepsiCo, Inc.	2,000	132,320
Philip Morris International, Inc.	3,500	182,560
Procter & Gamble Company (The)	6,472	409,483
Sara Lee Corporation	2,500	34,825
Walgreen Company	4,100	152,069
Wal-Mart Stores, Inc.	7,000	389,200
		2,124,474
ENERGY - 10.21%
Anadarko Petroleum Corporation	1,000	72,830
Chevron Corporation	3,500	265,405
Consol Energy, Inc.	1,500	63,990
Devon Energy Corporation	2,500	161,075
El Paso Corporation	5,000	54,200
EOG Resources, Inc.	1,000	92,940
Exxon Mobil Corporation	10,000	669,800
Halliburton Company	2,500	75,325
National Oilwell Varco, Inc.	1,000	40,580
Occidental Petroleum Corporation	4,000	338,160
Schlumberger Ltd.	3,000	190,380
Southwestern Energy Company *	1,500	61,080
		2,085,765

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

FINANCIALS - 13.86%
AFLAC, Inc.	1,500	$81,435
American Express Company	2,000	82,520
AON Corporation	2,500	106,775
Bank of America Corporation	10,521	187,800
Bank of New York Mellon Corporation (The) ^	2,800	86,464
BB&T Corporation ^	2,000	64,780
Capital One Financial Corporation	2,500	103,525
Chubb Corporation (The)	1,000	51,850
Citigroup, Inc. *	24,000	97,200
Discover Financial Services	1,000	14,900
Franklin Resources, Inc.	1,000	110,900
Goldman Sachs Group, Inc. (The)	1,500	255,945
Hartford Financial Services Group, Inc.	1,000	28,420
Hudson City Bancorp, Inc.	2,500	35,400
JPMorgan Chase & Company	12,200	545,950
MetLife, Inc.	1,500	65,010
Morgan Stanley	2,000	58,580
PNC Financial Services Group, Inc.	1,000	59,700
Prudential Financial, Inc.	1,500	90,750
SunTrust Banks, Inc.	1,500	40,185
Travelers Companies, Inc. (The)	3,092	166,782
U.S. Bancorp ^	3,500	90,580
Unum Group	2,500	61,925
Wells Fargo & Company	11,000	342,320
		2,829,696
HEALTH CARE - 11.07%
Abbott Laboratories	3,000	158,040
Amgen, Inc. *	3,000	179,280
Baxter International, Inc.	2,500	145,500
Bristol-Myers Squibb Company	4,000	106,800
Celgene Corporation ^ *	1,000	61,960
Cigna Corporation	3,000	109,740
Eli Lilly & Company	2,500	90,550
Express Scripts, Inc. *	1,200	122,112
Gilead Sciences, Inc. *	2,000	90,960
Johnson & Johnson	5,500	358,600
McKesson Corporation	2,500	164,300
Medco Health Solutions, Inc. *	1,000	64,560
Medtronic, Inc.	4,500	202,635
Merck & Company, Inc.	2,500	93,375
Pfizer, Inc.	14,462	248,023

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

HEALTH CARE (Continued)
WellPoint, Inc. *	1,000	$64,380
		2,260,815
INDUSTRIALS - 9.63%
3M Company	1,500	125,355
Danaher Corporation	1,000	79,910
Deere & Company	1,500	89,190
Emerson Electric Company	2,500	125,850
FedEx Corporation	1,500	140,100
General Dynamics Corporation	1,000	77,200
General Electric Company	24,000	436,800
Illinois Tool Works, Inc.	3,500	165,760
Lockheed Martin Corporation	2,500	208,050
Precision Castparts Corporation	1,000	126,710
Republic Services, Inc.	1,125	32,648
Union Pacific Corporation	2,500	183,250
United Parcel Service, Inc. - Class B	1,000	64,410
United Technologies Corporation	1,500	110,415
		1,965,648
INFORMATION TECHNOLOGY - 17.43%
Agilent Technologies, Inc. *	2,500	85,975
AOL, Inc. *	242	6,127
Apple, Inc. *	2,000	469,860
Automatic Data Processing, Inc.	2,500	111,175
CA, Inc.	2,500	58,675
Cisco Systems, Inc. *	13,000	338,390
Corning, Inc.	3,000	60,630
eBay, Inc. *	2,500	67,375
Google, Inc. - Class A *	1,000	567,010
Hewlett-Packard Company	5,000	265,750
Intel Corporation	11,000	244,860
International Business Machines Corporation	2,200	282,150
Intuit, Inc. *	2,500	85,850
Micron Technology, Inc. *	2,000	20,780
Microsoft Corporation	14,000	409,780
Oracle Corporation	12,600	323,694
Paychex, Inc.	2,500	76,750
Texas Instruments, Inc.	2,000	48,940
Western Union Company (The)	2,000	33,920
		3,557,691
MATERIALS - 3.04%
Air Products & Chemicals, Inc.	1,500	110,925

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

MATERIALS (Continued)
E.I. Du Pont de Nemours & Company	4,800	$178,752
Freeport-McMoRan Copper & Gold, Inc.	2,500	208,850
Monsanto Company	1,000	71,420
Newmont Mining Corporation	1,000	50,930
		620,877
REAL ESTATE INVESTMENT TRUST - 0.01%
Simon Property Group, Inc.	16	1,342

TELECOMMUNICATION SERVICES - 2.67%
AT&T, Inc.	11,089	286,540
Qwest Communications International, Inc.	5,000	26,100
Verizon Communications, Inc.	7,500	232,650
		545,290
UTILITIES - 3.18%
AES Corporation (The) *	3,000	33,000
Consolidated Edison, Inc.	1,000	44,540
Dominion Resources, Inc.	2,000	82,220
Duke Energy Corporation	6,600	107,712
Exelon Corporation	2,500	109,525
NiSource, Inc.	2,500	39,500
Southern Company (The)	3,500	116,060
Xcel Energy, Inc.	5,500	116,600
		649,157

TOTAL EQUITY SECURITIES (cost - $20,032,438)		20,409,460

SHORT-TERM INVESTMENTS - 2.04%
MONEY MARKET FUND - 0.32%
JPMorgan U.S. Government Money Market Fund	65,237	65,237

	Principal Amount (000's)
REPURCHASE AGREEMENT - 1.72%
J.P. Morgan Securities, Inc. †
(Agreement dated 3/31/2010 to be repurchased at $352,200, 0.12%, 4/1/2010, collateralized by 364,489 in United States Treasury Notes)	$352	352,200

TOTAL SHORT-TERM INVESTMENTS (cost - $417,437)		417,437

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2010 (UNAUDITED) (Continued)

TOTAL INVESTMENTS - 102.00% (cost - $20,449,875)	$20,826,897

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.00)%	(407,957)

NET ASSETS - 100.00%	$20,418,940

(a) Affiliated investment.  The Fund holds 3.07% (based on net assets) of Adams Express Company.  A director of the Fund also serves as a director to such company.  There were no purchase or sales of this security during the three months ended March 31, 2010. The Fund earned $2,970 in income during the three months ended March 31, 2010.
* Non-income producing security.
^ Security or a portion thereof is out on loan.
 † Represents investment purchased with collateral received for securities on loan.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2010 (UNAUDITED)

Federal Income Tax Cost: At March 31, 2010 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $20,449,875, $2,259,915, $(1,882,893) and $377,022 respectively.

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices	$20,409,460	$-
Level 2 - Other Significant Observable Inputs	417,437	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$20,826,897	$-
* Other financial instruments include futures, forwards and swap contracts.

During the period the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2010.

New Accounting Pronouncement: In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and have been reflected herein while other required disclosures are effective for fiscal years beginning after December 15, 2010,  and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the pe riod ended March 31, 2010, the Fund did not engage in derivative instruments and other hedging activities.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 5, 2010 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report filed with the Securities and Exchange Commission on the Form N-CSR on March 5, 2010, file number 811-02363.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 24, 2010

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)
Date	May 24, 2010

* Print the name and title of each signing officer under his or her signature.